Exhibit 99.2

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2021, leases with a total base residual value of $32,256,548.62 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	March	$599,708,106.08
	April	$544,899,989.55	$11,156,983.50	11.93%	$47,364,182.11	8.80%
	May	$515,717,797.56	$10,684,406.97	11.43%	$22,063,294.01	4.10%
	June	$485,925,171.80	$10,182,862.54	10.89%	$22,984,358.75	4.27%
	July	$454,038,794.81	$9,617,045.81	10.28%	$25,449,019.35	4.73%
	August	$421,422,114.82	$9,012,297.29	9.64%	$26,575,449.20	4.94%
	September	$390,411,617.69	$8,423,293.44	9.01%	$25,344,885.00	4.71%
	October	$361,184,622.61	$7,869,201.09	8.41%	$23,912,524.25	4.44%
	November	$311,542,592.90	$6,826,158.99	7.30%	$45,179,367.40	8.39%
	December	$255,522,251.42	$5,631,775.04	6.02%	$52,427,164.73	9.74%
2022-	January	$214,001,408.55	$4,737,292.45	5.07%	$38,455,652.20	7.14%
	February	$164,990,390.59	$3,692,332.69	3.95%	$46,719,161.35	8.68%
	March	$117,991,109.08	$2,699,483.91	2.89%	$45,379,499.66	8.43%
	April	$67,304,653.29	$1,583,511.31	1.69%	$49,874,976.44	9.26%
	May	$42,214,758.85	$1,015,268.13	1.09%	$24,515,007.48	4.55%
	June	$13,140,005.56	$337,456.46	0.36%	$29,013,468.27	5.39%
	July	$418,084.96	$11,765.47	0.01%	$12,796,128.59	2.38%
	August	$240,190.60	$7,357.07	0.01%	$173,287.75	0.03%
	September	$203,430.82	$6,598.96	0.01%	$31,747.10	0.01%
	October	$181,213.29	$6,216.84	0.01%	$17,346.00	0.00%
	November	$157,658.09	$5,426.72	0.01%	$19,328.00	0.00%
	December	$115,198.92	$4,080.51	0.00%	$39,410.00	0.01%
2023-	January	$85,422.16	$2,893.35	0.00%	$27,637.00	0.01%
	February	$49,529.82	$1,715.15	0.00%	$34,736.00	0.01%
	March	$9,547.54	$482.28	0.00%	$39,824.00	0.01%
	April	$0.00	$0.00	0.00%	$9,610.00	0.00%

Total			$93,515,905.97	100.00%	$538,447,064.64	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$631,962,970.61

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2021	Car	177	69.41%	$1,993	5.74%	14.33%
	CUV	607	71.41%	$2,982	7.77%	17.69%
	SUV	23	57.50%	$12,075	14.93%	31.57%
	Truck	193	58.48%	$3,910	7.44%	13.74%

	Total/Average	1,000	67.80%	$3,195	7.71%	16.76%

FEBRUARY 2021	Car	201	71.53%	$2,824	7.86%	19.82%
	CUV	536	68.19%	$3,397	9.06%	20.15%
	SUV	25	58.14%	$12,384	15.51%	31.39%
	Truck	164	52.56%	$5,393	10.04%	18.30%

	Total/Average	926	65.12%	$3,869	9.40%	20.21%

MARCH 2021	Car	198	62.46%	$3,636	10.85%	26.89%
	CUV	606	59.06%	$5,263	13.80%	30.40%
	SUV	27	52.94%	$13,782	17.39%	36.25%
	Truck	205	44.47%	$7,929	14.95%	27.49%

	Total/Average	1,036	55.85%	$5,702	13.81%	29.38%